Accounting policies - Unconsolidated structured entities (Details)	12 Months Ended
Dec. 31, 2023 agreement
Disclosure of initial application of standards or interpretations [abstract]
Number of power purchase agreements	2
Term, power purchase agreements	15 years
Extension period, power purchase agreements	5 years